UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  SEPTEMBER 30, 2011


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED SEPTEMBER 30, 2011



[LOGO OF USAA]
   USAA(R)




                                     [GRAPHIC OF USAA TAX EXEMPT LONG-TERM FUND]

 ===============================================

       SEMIANNUAL REPORT
       USAA TAX EXEMPT LONG-TERM FUND
       FUND SHARES o ADVISER SHARES
       SEPTEMBER 30, 2011

 ===============================================

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

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PRESIDENT'S MESSAGE

"THE RALLY IN MUNICIPAL BONDS SHOULD REMIND
US ALL THAT IT'S ALMOST IMPOSSIBLE TO              [PHOTO OF DANIEL S. McNAMARA]
ANTICIPATE THE SHORT-TERM MOVEMENTS OF THE
FINANCIAL MARKETS."

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NOVEMBER 2011

Investors found plenty to worry about during the reporting period. When the six-month period began, 10-year U.S. Treasury rates were around 3.5% and were widely expected to increase. Political unrest in the Middle East, which had emerged in Tunisia, was spreading to other nations in North Africa. In March, Japan had suffered a devastating earthquake and tsunami. The terrible toll on human life and on that nation's infrastructure, which included emergencies at some nuclear power plants, resulted in supply disruptions and seemed likely to have an adverse effect on companies that did business in or with Japan.

A steady stream of bad news also continued to flow out of the European Union
(EU). Some EU peripheral nations are struggling with large debt burdens, in both the public and private sectors, and growing unrest over austerity measures which were meant to solve the problem. Meanwhile, U.S. legislators were engaged in a contentious debate about whether to raise the nation's debt ceiling. Shortly after a compromise agreement was reached, a major credit rating agency downgraded U.S. government debt from AAA to a still very strong AA+.

However, despite the gravity of these events, I believe they were of less significance than the slowdown in global economic growth. As economic conditions weakened in the U.S., Europe and China, some observers began to speculate about the possibility of a new recession. The European debt crisis only seemed to exacerbate their fears. A permanent solution remains elusive, although EU policymakers and the International Monetary Fund continue looking for one. In my opinion, a positive outcome appears less and less likely. Furthermore, the health of the entire global financial system has been stressed by the EU's fiscal challenges.

Against this backdrop, the tax-exempt bond market sustained a strong rally. In the fourth quarter of 2010, the municipal market had been roiled by

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

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negative media reports about state and municipal credit quality. Some pundits even went on record predicting massive bond defaults, an opinion we did not share. Our confidence has been well-rewarded. The USAA tax-exempt bond funds performed well during the reporting period as interest rates fell (as interest rates fall, bond prices increase) and state and local governments started on a path of fiscal restraint. Municipalities are working to raise revenue, cut spending, trim payrolls, and renegotiate their long-term commitments with their employees. While the process can be very painful for residents, these efforts are positive from a credit perspective.

The rally in municipal bonds should remind us all that it's almost impossible to anticipate the short-term movements of the financial markets. Investors who believed the gloomy predictions of the pundits may have sold some or all of their municipal holdings during the fourth quarter decline only to watch the rally, which began in January 2011, pass them by. In my opinion, a long-term strategy -- and the patience to see it through -- is the best chance of maximizing investment returns.

At USAA Investment Management Company, we continue to believe that tax-exempt investments have a place in a diversified portfolio. Rest assured our municipal bond managers and analysts will maintain a disciplined approach to managing the USAA tax-exempt funds, focusing on income generation while attempting to select investments that adequately compensate our shareholders for the risks they are assuming.

On behalf of all of us here, thank you for the opportunity to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Some income may be subject to state or local taxes. o Investing in securities products involves risk, including possible loss of principal. o DIVERSIFICATION IS A TECHNIQUE TO HELP REDUCE RISK. THERE IS NO ABSOLUTE GUARANTEE THAT DIVERSIFICATION WILL PROTECT AGAINST A LOSS OF INCOME. o CDs are insured by the FDIC and offer a fixed rate of return, whereas the return and principal value of an investment in bond fund will fluctuate with changes in market conditions so that shares, when redeemed, may be worth more or less than original cost. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although money market funds seek to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the these funds. Investors are encouraged to closely monitor changes in any factor which may affect their investments.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGER'S COMMENTARY                                                          2

FUND RECOGNITION                                                              6

INVESTMENT OVERVIEW                                                           8

FINANCIAL INFORMATION

   Portfolio of Investments                                                  18

   Notes to Portfolio of Investments                                         33

   Financial Statements                                                      35

   Notes to Financial Statements                                             38

EXPENSE EXAMPLE                                                              51

ADVISORY AGREEMENT                                                           53

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2011, USAA. All rights reserved.

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

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FUND OBJECTIVE

INTEREST INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX.

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TYPES OF INVESTMENTS

Invests primarily in investment-grade tax-exempt securities. The dollar-weighted average portfolio maturity for the Fund is 10 years or more.

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                                                             FUND OBJECTIVE |  1

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MANAGER'S COMMENTARY ON THE FUND

JOHN C. BONNELL, CFA
USAA Investment Management Company                    [PHOTO OF JOHN C. BONNELL]

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o  HOW DID THE USAA TAX EXEMPT LONG-TERM FUND (THE FUND SHARES) PERFORM DURING
   THE REPORTING PERIOD?

   The Fund Shares provided a total return of 10.08% versus an average of 8.04% for the 248 funds in the Lipper General Municipal Debt Funds Average. This compares to an 8.69% return for the Lipper General Municipal Debt Funds Index and a 7.85% return for the Barclays Capital Municipal Bond Index. The Fund Shares' tax-exempt distributions over the prior 12 months produced a dividend yield of 4.66%, compared to the Lipper category average of 3.91%.

o  WHAT WERE THE MARKET CONDITIONS DURING THE REPORTING PERIOD?

   During the six-month reporting period, the tax-exempt bond market extended the rally that began in January. As usual, supply and demand factors drove performance. New issue supply was light, in part because budget-conscious state and local governments postponed capital projects and therefore issued fewer bonds. Consequently, the volume of new supply during the reporting period was significantly less than what it had been over the same period in 2010.

   Refer to pages 11 and 12 for benchmark definitions.

   Past performance is no guarantee of future results.

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2  | USAA TAX EXEMPT LONG-TERM FUND

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   The increase in tax-exempt prices also followed a rally in U.S. Treasuries, which municipals tend to follow over time. As U.S. economic growth slowed and concerns increased about Greece's debt problems, investors seemed to prefer the safety and quality of U.S. government securities, driving Treasury yields substantially lower. Investor appetite for Treasuries remained undiminished even after Standard & Poor's Ratings downgraded U.S. government debt to AA+ in August. The Federal Reserve's (the Fed) announcement that it would extend the maturity of its portfolio of securities by selling shorter-term bonds and buying longer-term bonds also pushed longer-term Treasury yields lower. From 4.51% on March 31, 2011, the yield on 30-year Treasury bonds fell to 2.91% on September 30, 2011.

   Municipal yields, which always move in the opposite direction of prices, declined. The yield on 30-year AAA general obligation bonds dropped from 4.80% on March 31, 2011 to 3.55% on September 30, 2011.

   Over the course of the reporting period, states and municipalities made progress with their fiscal challenges. As we anticipated, state and local governments have been willing to make the politically difficult decisions necessary to balance their budgets, taking steps to cut costs and in some cases, raise taxes. Some states also benefited from higher-than-expected increases in tax revenues, and as a result, many state budget gaps were not as large as initially projected.

o  WHAT STRATEGIES DID YOU EMPLOY DURING THE REPORTING PERIOD?

   We continued to maintain a diversified portfolio of longer-term, primarily investment-grade municipal bonds that are not subject to the federal alternative minimum tax for individuals. Because of our income approach, the Fund remains tilted toward bonds in the BBB and A-rated categories. This approach has enhanced the Fund's long-term dividend yield, which contributes the majority of the portfolio's total return over longer periods of time (see page 9). Our team of municipal analysts helped us identify investments for the

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                                           MANAGER'S COMMENTARY ON THE FUND |  3

================================================================================

   Fund. We concentrated our purchases in bonds with attractive risk and return characteristics -- those with the potential to maximize tax-free income without adding undue risk. Nevertheless, because absolute interest rates were so low during the reporting period, we found few opportunities that met these criteria.

   As always, we continued to do our own independent credit research and did not rely on the opinion of credit agencies or bond insurers to evaluate investments for the Fund. We also continuously monitored every holding in the portfolio. Your Fund is diversified both by issuer and geographic area, which helps to limit its exposure to an unexpected event.

o  WHAT IS YOUR OUTLOOK?

   Although the U.S. economy weakened during the reporting period, it is unclear whether the slow-growth expansion has actually stalled. Yet, with unemployment above 9%, the economic realities are challenging. The Fed has been vocal in its determination to keep interest rates extraordinarily low, pledging to keep short-term interest rates between zero and 0.25% until at least mid-2013. Meanwhile, the high level of joblessness and softness in the housing market are likely to continue to weigh on consumer and investor sentiment. We also expect the European debt crisis to remain a source of stress, at least over the near term.

   Although a number of state and local governments could remain under budgetary pressure, we believe they will continue working to maintain fiscal balance by cutting expenses and increasing revenues. We do not expect a material change in the strong debt repayment record of municipal issuers.

   Tax-exempt bond prices increased significantly during the reporting period, but municipal bonds continue to look attractive relative to other fixed-income alternatives, largely because of their tax-free

   Diversification does not guarantee a profit or prevent a loss.

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4  | USAA TAX EXEMPT LONG-TERM FUND

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   yields and strong credit quality. Whatever happens in the months ahead, we believe that shareholders should continue making investment decisions based on their long-term goals, risk tolerance and time horizon. The volatility in municipal bond prices between the third quarter of 2010 and the end of the reporting period illustrates the perils of trying to time the market. Shareholders should expect the majority of their long-term return to come from the income provided by the Fund.

   We appreciate your continued confidence in us.

   SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES.

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                                           MANAGER'S COMMENTARY ON THE FUND |  5

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FUND RECOGNITION

USAA TAX EXEMPT LONG-TERM FUND SHARES

--------------------------------------------------------------------------------

                          OVERALL MORNINGSTAR RATING(TM)
               out of 225 municipal national long-term bond funds
                    for the period ended September 30, 2011:

                                 OVERALL RATING
                                     * * * *

                                     3-YEAR
                                     * * * *
                                out of 225 funds

                                     5-YEAR
                                     * * *
                                out of 210 funds

                                     10-YEAR
                                     * * * *
                                out of 182 funds

The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

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6  | USAA TAX EXEMPT LONG-TERM FUND

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                             LIPPER LEADER (OVERALL)
               (within the General Municipal Debt Funds category)

                                       [5]

                                     EXPENSE

                                 AS OF 9/30/2011

                                     EXPENSE
--------------------------------------------------------------------------------
                                                                 NUMBER OF FUNDS
PERIOD                          LIPPER SCORE                     WITHIN CATEGORY
--------------------------------------------------------------------------------
Overall                               5                                 89
Three-year                            5                                 89
Five-year                             5                                 84
Ten-year                              5                                 70

--------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT GUARANTEE OF FUTURE RESULTS. Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of September 30, 2011.

Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Expense metrics over three-, five-, and 10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at WWW.LIPPERLEADERS.COM. Lipper Leader Copyright 2011, Reuters, All Rights Reserved.

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                                                          FUND RECOGNITION  |  7

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INVESTMENT OVERVIEW

USAA TAX EXEMPT LONG-TERM FUND SHARES (Ticker Symbol: USTEX)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                9/30/11              3/31/11
--------------------------------------------------------------------------------
Net Assets                                 $2,317.4 Million     $2,170.4 Million
Net Asset Value Per Share                       $13.07               $12.16

LAST 12 MONTHS
Tax-Exempt Dividends Per Share                  $0.610               $0.618
Capital Gain Distributions Per Share            $0.042               $0.042
Dollar-Weighted Average
Portfolio Maturity(+)                         17.0 Years           18.0 Years

(+) Dollar-weighted average portfolio maturity is obtained by multiplying the dollar value of each investment by the number of days left to its maturity, then adding those figures together and dividing them by the total dollar value of the Fund's portfolio.

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/11
--------------------------------------------------------------------------------
3/31/11 to 9/30/11               1 Year              5 Years        10 Years
     10.08%*                      3.49%               3.93%           4.85%

--------------------------------------------------------------------------------
30-DAY SEC YIELD**                                EXPENSE RATIO AS OF 3/31/11***
--------------------------------------------------------------------------------
AS OF 9/30/11                                               0.47%
    3.92%

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES AS REPORTED IN THE FUND SHARES' PROSPECTUS DATED AUGUST 1, 2011, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. For performance data current to the most recent month-end, visit USAA.COM.

No adjustment has been made for taxes payable by shareholders on their reinvested net investment income and realized capital gain distributions.

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8  | USAA TAX EXEMPT LONG-TERM FUND

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AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS
ENDED SEPTEMBER 30, 2011

--------------------------------------------------------------------------------
              TOTAL RETURN      =     DIVIDEND RETURN       +      PRICE CHANGE
--------------------------------------------------------------------------------
10 Years          4.85%         =          4.91%            +         (0.06)%
5 Years           3.93%         =          5.03%            +         (1.10)%
1 Year            3.49%         =          4.90%            +         (1.41)%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE ONE-YEAR PERIODS ENDED SEPTEMBER 30, 2002-SEPTEMBER 30, 2011

       [CHART OF TOTAL RETURN, DIVIDEND RETURN AND CHANGE IN SHARE PRICE]

--------------------------------------------------------------------------------
                   TOTAL RETURN      DIVIDEND RETURN      CHANGE IN SHARE PRICE
--------------------------------------------------------------------------------
9/30/2002              9.25%              5.38%                    3.87%
9/30/2003              4.71%              4.85%                   -0.14%
9/30/2004              6.02%              4.73%                    1.29%
9/30/2005              4.77%              4.49%                    0.28%
9/30/2006              4.24%              4.51%                   -0.27%
9/30/2007              1.88%              4.46%                   -2.58%
9/30/2008             -5.63%              4.55%                  -10.18%
9/30/2009             14.62%              6.29%                    8.33%
9/30/2010              6.30%              5.07%                    1.23%
9/30/2011              3.49%              4.90%                   -1.41%

                                   [END CHART]

    NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND SHARES' TOTAL RETURN OVER TIME. WHILE SHARE PRICES TEND TO VARY, DIVIDEND RETURNS GENERALLY ARE A RELATIVELY STABLE COMPONENT OF TOTAL RETURNS.

Total return equals dividend return plus share price change and assumes reinvestment of all net investment income and realized capital gain distributions. Dividend return is the net investment income dividends received over the period, assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

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TAXABLE EQUIVALENT ILLUSTRATION

To match the Fund Shares' Dividend Return for the periods ended 9/30/11, and
assuming marginal federal tax rates of:    25.00%    28.00%    33.00%    35.00%

A FULLY TAXABLE INVESTMENT MUST PAY THE FOLLOWING:

PERIOD          DIVIDEND RETURN
--------------------------------------------------------------------------------
10 Years             4.91%                 6.55%     6.82%     7.33%     7.55%
5 Years              5.03%                 6.70%     6.98%     7.50%     7.73%
1 Year               4.90%                 6.53%     6.81%     7.31%     7.54%

To match the Fund Shares' closing 30-day SEC Yield of 3.92% on 9/30/11,

A FULLY TAXABLE INVESTMENT MUST PAY:       5.23%     5.44%     5.85%     6.03%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

--------------------------------------------------------------------------------

Some income may be subject to federal, state, or local taxes. Based on 2010 tax rates.

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10  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                BARCLAYS CAPITAL                               LIPPER GENERAL
                   MUNICIPAL            USAA TAX EXEMPT           MUNICIPAL
                  BOND INDEX         LONG-TERM FUND SHARES    DEBT FUNDS INDEX
09/30/01           $10,000.00             $10,000.00             $10,000.00
10/31/01            10,119.15              10,127.78              10,104.40
11/30/01            10,033.84              10,039.10              10,001.20
12/31/01             9,938.91               9,945.89               9,895.31
01/31/02            10,111.31              10,085.64              10,049.34
02/28/02            10,233.13              10,219.70              10,171.26
03/31/02            10,032.59              10,018.82               9,978.05
04/30/02            10,228.67              10,214.75              10,159.34
05/31/02            10,290.83              10,283.72              10,222.51
06/30/02            10,399.64              10,378.14              10,320.71
07/31/02            10,533.39              10,514.21              10,452.89
08/31/02            10,660.02              10,653.86              10,555.63
09/30/02            10,893.50              10,928.52              10,780.90
10/31/02            10,712.91              10,705.14              10,551.71
11/30/02            10,668.39              10,655.05              10,512.71
12/31/02            10,893.50              10,911.10              10,748.84
01/31/03            10,865.90              10,869.08              10,682.37
02/28/03            11,017.81              11,064.06              10,845.26
03/31/03            11,024.40              11,097.24              10,827.48
04/30/03            11,097.24              11,221.04              10,925.43
05/31/03            11,357.08              11,508.11              11,185.55
06/30/03            11,308.82              11,405.33              11,127.23
07/31/03            10,913.09              11,011.25              10,748.03
08/31/03            10,994.48              11,130.00              10,827.18
09/30/03            11,317.72              11,442.84              11,145.28
10/31/03            11,260.73              11,399.66              11,104.97
11/30/03            11,378.09              11,548.31              11,231.01
12/31/03            11,472.31              11,676.80              11,322.98
01/31/04            11,538.02              11,712.98              11,361.13
02/29/04            11,711.67              11,947.86              11,539.94
03/31/04            11,670.88              11,874.98              11,473.26
04/30/04            11,394.48              11,586.88              11,216.26
05/31/04            11,353.16              11,569.66              11,180.05
06/30/04            11,394.48              11,631.24              11,217.61
07/31/04            11,544.43              11,787.96              11,354.68
08/31/04            11,775.78              12,035.92              11,567.33
09/30/04            11,838.29              12,132.13              11,634.06
10/31/04            11,940.16              12,237.27              11,727.74
11/30/04            11,841.67              12,126.82              11,640.38
12/31/04            11,986.29              12,330.64              11,791.27
01/31/05            12,098.31              12,459.68              11,907.81
02/28/05            12,058.06              12,418.27              11,877.38
03/31/05            11,982.01              12,314.70              11,787.83
04/30/05            12,170.97              12,537.59              11,971.55
05/31/05            12,256.99              12,643.47              12,064.78
06/30/05            12,333.04              12,724.75              12,139.62
07/31/05            12,277.29              12,663.94              12,096.15
08/31/05            12,401.25              12,799.22              12,219.84
09/30/05            12,317.72              12,714.25              12,132.97
10/31/05            12,242.92              12,622.55              12,059.92
11/30/05            12,301.69              12,668.65              12,114.79
12/31/05            12,407.48              12,801.68              12,227.78
01/31/06            12,440.96              12,818.04              12,260.72
02/28/06            12,524.49              12,929.36              12,357.00
03/31/06            12,438.11              12,832.82              12,285.73
04/30/06            12,433.84              12,812.73              12,274.54
05/31/06            12,489.23              12,869.52              12,336.52
06/30/06            12,442.21              12,790.93              12,287.00
07/31/06            12,590.21              12,956.92              12,436.47
08/31/06            12,777.03              13,154.75              12,621.35
09/30/06            12,865.90              13,252.03              12,708.69
10/31/06            12,946.57              13,346.29              12,791.14
11/30/06            13,054.50              13,489.87              12,898.29
12/31/06            13,008.37              13,416.04              12,851.74
01/31/07            12,975.07              13,385.47              12,826.25
02/28/07            13,146.04              13,560.93              12,979.74
03/31/07            13,113.63              13,515.68              12,946.71
04/30/07            13,152.45              13,554.37              12,986.87
05/31/07            13,094.21              13,487.65              12,931.41
06/30/07            13,026.36              13,402.90              12,859.58
07/31/07            13,127.34              13,452.70              12,921.70
08/31/07            13,070.70              13,243.78              12,798.43
09/30/07            13,264.11              13,499.76              12,980.83
10/31/07            13,323.24              13,553.14              13,018.60
11/30/07            13,408.19              13,559.99              13,040.61
12/31/07            13,445.41              13,498.22              13,029.49
01/31/08            13,614.96              13,660.86              13,184.08
02/29/08            12,991.63              12,848.57              12,510.81
03/31/08            13,362.96              13,247.13              12,844.16
04/30/08            13,519.32              13,476.39              13,016.22
05/31/08            13,601.07              13,605.61              13,115.42
06/30/08            13,447.55              13,443.94              12,939.74
07/31/08            13,498.67              13,366.15              12,926.73
08/31/08            13,656.63              13,497.77              13,047.45
09/30/08            13,016.21              12,739.34              12,355.51
10/31/08            12,883.35              12,162.01              11,979.68
11/30/08            12,924.31              12,037.70              11,840.81
12/31/08            13,112.73              11,806.78              11,797.79
01/31/09            13,592.70              12,432.43              12,354.34
02/28/09            13,664.12              12,535.48              12,476.51
03/31/09            13,666.61              12,540.38              12,433.20
04/30/09            13,939.63              12,925.43              12,789.21
05/31/09            14,087.09              13,343.66              13,083.51
06/30/09            13,955.12              13,227.94              12,950.12
07/31/09            14,188.60              13,457.05              13,154.56
08/31/09            14,431.17              13,789.14              13,488.99
09/30/09            14,949.07              14,601.75              14,175.64
10/31/09            14,635.26              14,276.16              13,808.71
11/30/09            14,756.19              14,290.98              13,850.75
12/31/09            14,806.05              14,414.44              13,980.42
01/31/10            14,883.17              14,501.79              14,049.19
02/28/10            15,027.43              14,629.47              14,181.70
03/31/10            14,991.45              14,621.08              14,191.89
04/30/10            15,173.64              14,810.58              14,378.19
05/31/10            15,287.45              14,901.06              14,453.97
06/30/10            15,296.53              14,893.26              14,436.35
07/31/10            15,487.27              15,082.51              14,607.69
08/31/10            15,841.85              15,476.11              14,980.81
09/30/10            15,817.10              15,521.77              14,993.15
10/31/10            15,773.29              15,474.82              14,961.57
11/30/10            15,457.88              15,006.57              14,548.42
12/31/10            15,158.33              14,613.52              14,212.64
01/31/11            15,046.66              14,386.34              14,035.22
02/28/11            15,286.20              14,651.08              14,261.59
03/31/11            15,235.26              14,593.08              14,208.58
04/30/11            15,508.11              14,873.26              14,446.44
05/31/11            15,773.11              15,234.52              14,754.98
06/30/11            15,828.14              15,356.54              14,855.28
07/31/11            15,989.67              15,563.27              15,012.74
08/31/11            16,263.23              15,745.31              15,214.45
09/30/11            16,431.35              16,067.42              15,443.16

                                   [END CHART]

                       Data from 9/30/01 through 9/30/11.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Tax Exempt Long-Term Fund Shares to the following benchmarks:

o The unmanaged, broad-based Barclays Capital Municipal Bond Index tracks total return performance for the long-term, investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Index because the Index does not reflect any deduction for fees, expenses, or taxes.

o The unmanaged Lipper General Municipal Debt Funds Index tracks the total return performance of the 30 largest funds within the Lipper General Municipal Debt Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                     o 12-MONTH DIVIDEND YIELD COMPARISON o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                                                LIPPER GENERAL
                     USAA TAX EXEMPT            MUNICIPAL DEBT
                  LONG-TERM FUND SHARES         FUNDS AVERAGE
09/30/02                  4.87%                     4.19%
09/30/03                  4.70                      4.01
09/30/04                  4.52                      3.90
09/30/05                  4.40                      3.80
09/30/06                  4.39                      3.78
09/30/07                  4.60                      3.85
09/30/08                  5.35                      4.29
09/30/09                  5.06                      4.01
09/30/10                  4.76                      3.84
09/30/11                  4.66                      3.91

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 9/30/02 to 9/30/11.

The Lipper General Municipal Debt Funds Average is an average performance level of all general municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

12  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

USAA TAX EXEMPT LONG-TERM FUND ADVISER SHARES (Ticker Symbol: UTELX)

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                              9/30/11                 3/31/11
--------------------------------------------------------------------------------

Net Assets                                 $5.3 Million            $4.6 Million
Net Asset Value Per Share                     $13.07                  $12.16
Tax-Exempt Dividends Per Share                $0.563                  $0.373
Capital Gain Distributions Per Share          $0.042                  $0.042


--------------------------------------------------------------------------------
                    AVERAGE ANNUAL TOTAL RETURN AS OF 9/30/11
--------------------------------------------------------------------------------
3/31/11 to 9/30/11                 1 Year                Since Inception 8/1/10

     9.88%*                         3.19%                         6.07%


--------------------------------------------------------------------------------
                        30-DAY SEC YIELD** AS OF 9/30/11
--------------------------------------------------------------------------------

                                      3.59%


--------------------------------------------------------------------------------
                         EXPENSE RATIO AS OF 3/31/11***
--------------------------------------------------------------------------------

Before Reimbursement   1.53%                         After Reimbursement   0.85%


*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***THE EXPENSE RATIOS ARE REPORTED IN THE ADVISER SHARES' PROSPECTUS DATED AUGUST 1, 2011, AND ARE BASED ON ESTIMATED EXPENSES FOR THE CURRENT FISCAL YEAR. USAA INVESTMENT MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH AUGUST 1, 2012, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES TO LIMIT THE EXPENSES OF THE ADVISER SHARES SO THAT THE TOTAL ANNUAL OPERATING EXPENSES (EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET ARRANGEMENTS AND EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 0.85% OF THE ADVISER SHARES' AVERAGE DAILY NET ASSETS. THIS ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER AUGUST 1, 2012. THE BEFORE REIMBURSEMENT EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. For performance data current to the most recent month-end, visit usaa.com.

No adjustment has been made for taxes payable by shareholders on their reinvested net investment income and realized capital gain distributions.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

TAXABLE EQUIVALENT ILLUSTRATION

To match the Adviser Shares' closing 30-day SEC Yield of 3.59% on
9/30/11, and assuming marginal federal
tax rates of:                           25.00%     28.00%     33.00%     35.00%

A FULLY TAXABLE INVESTMENT MUST PAY:     4.79%      4.99%      5.36%      5.52%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

--------------------------------------------------------------------------------

Some income may be subject to federal, state, or local taxes. Based on 2010 tax rates.

================================================================================

14  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                 BARCLAYS CAPITAL      USAA TAX EXEMPT             LIPPER GENERAL
                    MUNICIPAL           LONG-TERM FUND                MUNICIPAL
                    BOND INDEX          ADVISER SHARES            DEBT FUNDS INDEX
07/31/10            $10,000.00            $10,000.00                 $10,000.00
08/31/10             10,228.95             10,257.04                  10,255.42
09/30/10             10,212.97             10,277.14                  10,263.87
10/31/10             10,184.68             10,250.63                  10,242.26
11/30/10              9,981.03              9,937.52                   9,959.42
12/31/10              9,787.61              9,674.03                   9,729.56
01/31/11              9,715.50              9,520.45                   9,608.10
02/28/11              9,870.17              9,692.44                   9,763.07
03/31/11              9,837.28              9,651.09                   9,726.78
04/30/11             10,013.45              9,825.33                   9,889.61
05/31/11             10,184.57             10,068.91                  10,100.83
06/30/11             10,220.10             10,146.27                  10,169.49
07/31/11             10,324.40             10,279.97                  10,277.29
08/31/11             10,501.03             10,397.27                  10,415.37
09/30/11             10,609.58             10,606.92                  10,571.94

                                   [END CHART]

                       Data from 7/31/10 through 9/30/11.*

                       See page 11 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Tax Exempt Long-Term Fund Adviser Shares to the benchmarks.

*The performance of the Barclays Capital Municipal Bond Index and the Lipper General Municipal Debt Funds Index is calculated from the end of the month, July 31, 2010, while the Adviser Shares' inception date is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

                                TOP 10 INDUSTRIES
                                  AS OF 9/30/11
                                (% of Net Assets)

Hospital ...............................................................   21.4%
General Obligation .....................................................   12.6%
Education ..............................................................    9.4%
Special Assessment/Tax/Fee .............................................    8.2%
Electric Utilities .....................................................    8.1%
Airport/Port ...........................................................    5.6%
Nursing/CCRC ...........................................................    4.4%
Toll Roads .............................................................    3.6%
Appropriated Debt ......................................................    3.5%
Escrowed Bonds .........................................................    3.2%

You will find a complete list of securities that the Fund owns on pages 20-32.

================================================================================

16  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

                     o PORTFOLIO RATINGS MIX -- 9/30/2011 o

                          [PIE CHART OF PORTFOLIO MIX]

AAA                                                                         6.9%
AA                                                                         28.4%
A                                                                          23.4%
BBB                                                                        28.7%
BELOW INVESTMENT-GRADE                                                      2.3%
SECURITIES WITH SHORT-TERM INVESTMENT-GRADE RATINGS                         4.5%
UNRATED                                                                     5.8%

                                   [END CHART]

The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Rating Services, Fitch Ratings Ltd., Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc., and includes any related credit enhancements. Any of the Fund's securities that are not rated by these agencies appear in the chart above as "Unrated," but are monitored and evaluated by USAA Investment Management Company on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government are not rated but are treated as AAA for credit quality purposes in the above chart. Securities with short-term investment-grade ratings represent the two highest short-term credit ratings. The below investment-grade category includes both long-term and short-term securities.

      Percentages are of the total market value of the Fund's investments.

================================================================================

                                                       INVESTMENT OVERVIEW |  17

================================================================================

PORTFOLIO OF INVESTMENTS

September 30, 2011 (unaudited)

--------------------------------------------------------------------------------

o  CATEGORIES AND DEFINITIONS

   FIXED-RATE INSTRUMENTS -- consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

   PUT BONDS -- provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

   VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

   CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

   (INS)    Principal and interest payments are insured by one of the following:
            ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., CIFG Assurance, N.A., Financial Guaranty Insurance Co., National Public
            Finance Guarantee Corp., Radian Asset Assurance Inc., or XL Capital Assurance. Although bond

================================================================================

18  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

            insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

   (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: DEPFA Bank plc or Dexia Credit Local.

   (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

   (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the Texas Permanent School Fund.

o  PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

   CCD      Community College District
   EDA      Economic Development Authority
   EDC      Economic Development Corp.
   ETM      Escrowed to final maturity
   IDA      Industrial Development Authority/Agency
   IDB      Industrial Development Board
   IDC      Industrial Development Corp.
   ISD      Independent School District
   PRE      Prerefunded to a date prior to maturity
   USD      Unified School District

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

INVESTMENTS

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                             COUPON         FINAL           VALUE
(000)      SECURITY                                                 RATE        MATURITY          (000)
-------------------------------------------------------------------------------------------------------
           FIXED-RATE INSTRUMENTS (92.5%)

           ALABAMA (0.9%)
  $ 4,245  Chatom IDB (INS)                                         5.00%       8/01/2037    $    4,508
    1,000  Marshall County Health Care Auth.                        6.25        1/01/2022         1,015
    1,150  Marshall County Health Care Auth.                        5.75        1/01/2032         1,160
    1,500  Marshall County Health Care Auth.                        5.75        1/01/2032         1,514
    2,500  Montgomery Medical Clinic Board                          4.75        3/01/2031         2,238
    2,500  Montgomery Medical Clinic Board                          4.75        3/01/2036         2,143
    7,000  Port Auth.                                               6.00       10/01/2035         7,606
    2,000  Selma IDB                                                5.80        5/01/2034         2,056
                                                                                             ----------
                                                                                                 22,240
                                                                                             ----------
           ARIZONA (2.6%)
    5,000  Goodyear                                                 5.63        7/01/2039         5,224
    7,000  Maricopa County                                          5.00        6/01/2035         7,369
    1,000  Phoenix Civic Improvement Corp.,
             5.50%, 7/01/2013 (INS)                                 4.65(a)     7/01/2029         1,029
    1,500  Phoenix Civic Improvement Corp.,
             5.50%, 7/01/2013 (INS)                                 4.66(a)     7/01/2030         1,535
    4,000  Pima County IDA                                          5.75        9/01/2029         4,061
    3,000  Pima County IDA                                          5.25       10/01/2040         2,875
    3,500  Scottsdale IDA                                           5.25        9/01/2030         3,523
      700  Scottsdale IDA (INS)                                     5.00        9/01/2035           704
   27,765  Univ. Medical Center Corp.                               5.00        7/01/2035        24,770
    2,000  Yavapai County IDA                                       5.63        8/01/2033         1,956
    7,500  Yavapai County IDA                                       5.63        8/01/2037         7,175
                                                                                             ----------
                                                                                                 60,221
                                                                                             ----------
           CALIFORNIA (6.2%)
    6,700  Corona-Norco USD (INS)                                   5.50        8/01/2039         7,186
    2,500  Escondido Union High School District (INS)               5.00        6/01/2037         2,515
    2,000  Golden State Tobacco Securitization (INS)                4.50        6/01/2022         1,988
    5,000  Golden State Tobacco Securitization (INS)                4.55        6/01/2023         5,007
    5,000  Indio Redevelopment Agency                               5.25        8/15/2035         4,334
   17,025  Inland Empire Tobacco Securitization Auth.,
             5.75%, 12/01/2011                                      5.98(a)     6/01/2026        12,623
    2,000  Jurupa Public Finance Auth. (INS)                        5.00        9/01/2033         2,025
    3,000  Monterey Peninsula USD (INS)                             5.50        8/01/2034         3,257
   15,000  Palomar Pomerado Health                                  5.13        8/01/2037        15,233
    9,105  Public Works Board                                       5.00       11/01/2029         9,408
    2,610  Public Works Board                                       5.00        4/01/2030         2,627

================================================================================

20  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                             COUPON         FINAL           VALUE
(000)      SECURITY                                                 RATE        MATURITY          (000)
-------------------------------------------------------------------------------------------------------
  $ 4,810  San Francisco City and County Redevelopment
             Financing Auth. (INS)                                  4.88%       8/01/2036    $    4,271
    3,000  San Marcos Schools Financing Auth. (INS)                 5.00        8/15/2040         3,108
    5,000  Southern California Public Power Auth.                   5.00        7/01/2040         5,258
   24,700  State                                                    4.50        8/01/2030        24,313
    5,000  State                                                    5.75        4/01/2031         5,499
    8,100  State                                                    5.00        2/01/2032         8,197
    6,000  State                                                    5.00       11/01/2032         6,150
    5,000  State                                                    5.00       12/01/2032         5,126
    8,885  Stockton USD (INS)                                       7.33(b)     8/01/2034         2,051
    2,500  Victor Elementary School District (INS)                  5.13        8/01/2034         2,608
    5,180  Washington Township Health Care Dist.                    5.25        7/01/2030         5,313
    5,000  Washington Township Health Care Dist.                    5.50        7/01/2038         5,113
                                                                                             ----------
                                                                                                143,210
                                                                                             ----------
           COLORADO (2.1%)
    3,500  Denver Convention Center Hotel Auth. (INS)               4.75       12/01/2035         2,949
    3,000  Denver Health and Hospital Auth. (PRE)                   6.25       12/01/2033         3,542
   15,765  Denver Health and Hospital Auth.                         4.75       12/01/2034        13,588
    2,000  E-470 Public Highway Auth.                               5.38        9/01/2026         1,981
   10,000  E-470 Public Highway Auth. (INS)                         5.06(b)     9/01/2035         1,887
    1,000  Eagle Bend Metropolitan District No. 2 (INS)             5.25       12/01/2023         1,010
    4,000  Health Facilities Auth. (INS)                            5.50       12/01/2027         3,832
    3,500  Health Facilities Auth.                                  5.00        6/01/2029         3,402
    3,000  Health Facilities Auth.                                  5.25        6/01/2031         2,994
    2,000  Health Facilities Auth.                                  5.00        6/01/2035         1,877
    2,500  Health Facilities Auth.                                  5.25        6/01/2036         2,414
    8,250  State (INS)                                              5.00       11/01/2030         8,382
    2,000  Vista Ridge Metropolitan District (INS)                  5.00       12/01/2036         1,455
                                                                                             ----------
                                                                                                 49,313
                                                                                             ----------
           CONNECTICUT (1.4%)
    2,500  Health and Educational Facilities Auth. (INS)            5.13        7/01/2030         2,335
    2,000  Health and Educational Facilities Auth.                  5.00        7/01/2035         2,111
   64,950  Mashantucket (Western) Pequot Tribe, acquired
             9/18/1997-12/05/2002; cost $62,996(c),(d),(e)          5.75        9/01/2027        24,095
    1,500  Mashantucket (Western) Pequot Tribe, acquired
             11/07/2001; cost $1,435(c),(d),(e)                     5.50        9/01/2028           557
    7,500  Mashantucket (Western) Pequot Tribe, acquired
             7/19/2006-7/20/2006; cost $7,683(c),(d),(e)            5.50        9/01/2036         2,783
                                                                                             ----------
                                                                                                 31,881
                                                                                             ----------
           DELAWARE (0.2%)
    4,000  EDA                                                      5.40        2/01/2031         4,225
                                                                                             ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                             COUPON         FINAL           VALUE
(000)      SECURITY                                                 RATE        MATURITY          (000)
-------------------------------------------------------------------------------------------------------
           DISTRICT OF COLUMBIA (1.8%)
  $10,000  Community Academy Public Charter School, Inc. (INS)      4.88%       5/01/2037    $    7,199
    7,500  Metropolitan Washington Airports Auth.                   5.13       10/01/2034         7,975
    5,000  Metropolitan Washington Airports Auth.                   5.00       10/01/2039         5,346
   10,000  Metropolitan Washington Airports Auth.                   5.63       10/01/2039        10,962
   10,000  Washington Convention & Sports Auth.                     5.00       10/01/2040        10,163
                                                                                             ----------
                                                                                                 41,645
                                                                                             ----------
           FLORIDA (6.3%)
   15,000  Brevard County School Board (INS)                        5.00        7/01/2032        15,410
    5,000  Broward County School Board (INS)                        5.00        7/01/2032         5,063
    1,675  Department of Children and Family Services               5.00       10/01/2025         1,750
    2,450  Gainesville                                              5.25       10/01/2034         2,665
    1,725  Hillsborough County IDA                                  5.50       10/01/2023         1,759
    4,000  JEA Water & Sewer System                                 5.00       10/01/2039         4,246
   11,125  Miami (INS)                                              5.25        7/01/2035        11,539
    4,000  Miami (INS)                                              5.25        7/01/2039         4,114
    6,875  Miami-Dade County                                        5.00       10/01/2029         7,094
    2,700  Miami-Dade County                                        5.00       10/01/2034         2,847
   23,205  Miami-Dade County                                        5.38       10/01/2035        24,301
    5,000  Miami-Dade County                                        5.00        7/01/2040         5,108
    2,000  Miami-Dade County School Board (INS)                     5.25        2/01/2027         2,159
    5,000  Miami-Dade County School Board (INS)                     5.00        5/01/2033         5,180
    5,000  Orange County (INS)                                      5.00       10/01/2031         5,105
    3,000  Orange County Health Facilities Auth.                    5.25       10/01/2035         3,015
   10,000  Orange County Health Facilities Auth.                    4.75       11/15/2036         9,366
   12,170  Orange County School Board (INS)                         5.00        8/01/2031        12,423
    2,000  Orange County School Board (INS)                         5.00        8/01/2032         2,044
    8,000  Orange County School Board (INS)                         5.50        8/01/2034         8,553
    3,000  Orlando-Orange County Expressway Auth.                   5.00        7/01/2035         3,168
    3,650  Pinellas County Educational Facilities Auth.             6.00       10/01/2041         3,758
    6,000  Volusia County School Board (INS)                        5.00        8/01/2031         6,078
                                                                                             ----------
                                                                                                146,745
                                                                                             ----------
           GEORGIA (1.6%)
    3,500  Atlanta Airport                                          5.00        1/01/2035         3,635
   10,000  Burke County Dev. Auth.                                  7.00        1/01/2023        11,829
    4,000  Dahlonega Downtown Dev. Auth. (INS)                      5.00        7/01/2040         4,246
    4,000  Glynn-Brunswick Memorial Hospital Auth.                  5.63        8/01/2034         4,107
   10,000  Savannah EDA                                             6.15        3/01/2017        11,000
    1,000  Thomasville Hospital Auth.                               5.25       11/01/2035         1,014
    1,250  Thomasville Hospital Auth.                               5.38       11/01/2040         1,265
                                                                                             ----------
                                                                                                 37,096
                                                                                             ----------

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22  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                             COUPON         FINAL           VALUE
(000)      SECURITY                                                 RATE        MATURITY          (000)
-------------------------------------------------------------------------------------------------------
           HAWAII (0.3%)
  $ 6,000  State                                                    6.50%       7/01/2039    $    6,447
                                                                                             ----------
           IDAHO (0.1%)
    1,500  Health Facilities Auth. (INS)                            5.00        7/01/2035         1,576
                                                                                             ----------
           ILLINOIS (10.3%)
      520  Chicago (INS)                                            5.25        1/01/2029           528
    4,997  Chicago                                                  6.75       12/01/2032         5,133
    3,445  Chicago-O'Hare International Airport (INS)               5.13        1/01/2020         3,461
    3,060  Chicago-O'Hare International Airport (INS)               5.13        1/01/2021         3,073
    5,000  Chicago-O'Hare International Airport                     5.75        1/01/2039         5,534
    2,000  Finance Auth.                                            5.00        4/01/2026         1,625
    5,000  Finance Auth.                                            5.50        8/15/2028         5,163
    2,500  Finance Auth. (INS)                                      5.75       11/01/2028         2,628
    5,000  Finance Auth.                                            7.25       11/01/2030         5,675
    4,500  Finance Auth.                                            5.00        4/01/2031         3,436
    7,565  Finance Auth.                                            5.50        4/01/2032         7,590
    8,000  Finance Auth.                                            6.00       10/01/2032         8,819
   15,840  Finance Auth.                                            4.50       11/15/2032        13,939
    5,000  Finance Auth.                                            5.75       10/01/2035         5,094
    9,000  Finance Auth.                                            5.00        4/01/2036         6,589
    3,770  Finance Auth.                                            5.50        4/01/2037         3,724
   20,000  Finance Auth.                                            5.38        8/15/2039        20,274
    1,205  Finance Auth.                                            5.25       10/01/2039         1,194
    9,785  Health Facilities Auth.                                  5.50        8/01/2020        10,095
    9,445  Health Facilities Auth.                                  5.25        9/01/2024         9,448
    2,500  Housing Dev. Auth.                                       4.85        1/01/2037         2,489
    5,000  Metropolitan Pier and Exposition Auth.,
             5.50%, 6/15/2012 (INS)                                 5.50(a)     6/15/2020         5,274
    2,500  Metropolitan Pier and Exposition Auth.,
             5.55%, 6/15/2012 (INS)                                 5.50(a)     6/15/2021         2,627
    8,000  Metropolitan Pier and Exposition Auth. (INS)             5.50        6/15/2023         8,300
   10,000  Railsplitter Tobacco Settlement Auth.                    5.50        6/01/2023        10,712
   23,980  Regional Transportation Auth. (INS)                      5.75        6/01/2020        29,101
   37,550  Regional Transportation Auth. (INS)                      6.50        7/01/2030        47,239
    3,000  Schaumburg (INS)                                         5.25       12/01/2034         3,244
    1,000  University of Illinois                                   5.13        4/01/2036         1,046
    4,071  Village of Gilberts (INS)                                4.75        3/01/2030         3,914
    1,500  Village of Round Lake (INS)                              4.70        3/01/2033         1,511
                                                                                             ----------
                                                                                                238,479
                                                                                             ----------
           INDIANA (1.4%)
    3,440  Finance Auth.                                            5.00       10/01/2033         3,540
   16,000  Health and Educational Facility Financing Auth.          5.00        2/15/2039        15,846

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                                                  PORTFOLIO OF INVESTMENTS |  23

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
-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                             COUPON         FINAL           VALUE
(000)      SECURITY                                                 RATE        MATURITY          (000)
-------------------------------------------------------------------------------------------------------
  $ 6,000  Indianapolis (INS)                                       5.50%       1/01/2038    $    6,532
    7,500  Rockport (INS)                                           4.63        6/01/2025         7,439
                                                                                             ----------
                                                                                                 33,357
                                                                                             ----------
           IOWA (0.6%)
    1,000  Finance Auth. (INS)                                      5.25        5/15/2021         1,001
    3,495  Finance Auth. (INS)                                      5.25        5/15/2026         3,497
    5,000  Finance Auth. (INS)                                      4.75       12/01/2031         4,465
    5,000  Finance Auth. (INS)                                      5.00       12/01/2039         4,376
                                                                                             ----------
                                                                                                 13,339
                                                                                             ----------
           KANSAS (1.2%)
    9,000  Burlington (INS)                                         4.85        6/01/2031         9,102
   10,370  Wyandotte County                                         5.00       12/01/2020        10,809
   13,200  Wyandotte County                                         6.07(b)     6/01/2021         7,861
                                                                                             ----------
                                                                                                 27,772
                                                                                             ----------
           KENTUCKY (0.7%)
    1,000  Economic Dev. Finance Auth. (INS)                        6.00       12/01/2033         1,072
    4,000  Economic Dev. Finance Auth. (INS)                        6.00       12/01/2038         4,274
    5,000  Municipal Power Agency (INS)                             5.00        9/01/2037         5,153
    4,000  Ohio County                                              6.00        7/15/2031         4,070
    2,000  Owen County                                              6.25        6/01/2039         2,115
                                                                                             ----------
                                                                                                 16,684
                                                                                             ----------
           LOUISIANA (1.8%)
    2,500  Lafayette Public Trust Financing Auth. (INS)             5.50       10/01/2035         2,679
    3,750  Local Government Environmental Facilities
             and Community Dev. Auth.                               6.50        8/01/2029         3,966
   25,000  Parish of St. John the Baptist                           5.13        6/01/2037        24,696
   10,000  Public Facilities Auth.                                  5.00        6/01/2030        10,220
                                                                                             ----------
                                                                                                 41,561
                                                                                             ----------
           MARYLAND (0.6%)
    2,500  EDC                                                      6.20        9/01/2022         2,996
    5,000  Health and Higher Educational Facilities Auth.           5.75        1/01/2033         5,051
    6,000  Health and Higher Educational Facilities Auth.           5.75        1/01/2038         6,001
                                                                                             ----------
                                                                                                 14,048
                                                                                             ----------
           MASSACHUSETTS (1.0%)
    2,000  Development Finance Agency (INS)                         5.25        3/01/2026         2,024
   10,000  Health and Educational Facilities Auth.                  6.25        7/01/2030        10,868
    3,500  Health and Educational Facilities Auth.                  5.00        7/15/2032         3,158
    1,250  Health and Educational Facilities Auth.                  5.00        7/01/2033         1,186
      500  Health and Educational Facilities Auth.                  5.00        7/15/2037           436
    5,000  School Building Auth. (INS)                              4.75        8/15/2032         5,201
                                                                                             ----------
                                                                                                 22,873
                                                                                             ----------

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24  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                             COUPON         FINAL           VALUE
(000)      SECURITY                                                 RATE        MATURITY          (000)
-------------------------------------------------------------------------------------------------------
           MICHIGAN (1.1%)
  $49,395  Building Auth. (INS)                                     5.01%(b)   10/15/2030    $   16,805
    4,500  Lansing Board of Water & Light                           5.00        7/01/2037         4,809
    3,000  Strategic Fund                                           5.63        7/01/2020         3,465
                                                                                             ----------
                                                                                                 25,079
                                                                                             ----------
           MINNESOTA (1.1%)
    4,000  Chippewa County                                          5.50        3/01/2037         3,862
    7,269  Higher Education Facilities Auth.,
             acquired 8/28/2006; cost $7,360(c),(d)                 5.43        8/28/2031         7,227
    2,500  Higher Education Facilities Auth.                        5.00       10/01/2039         2,665
    3,000  St. Louis Park                                           5.75        7/01/2030         3,125
   10,000  Washington County Housing and
             Redevelopment Auth.                                    5.50       11/15/2027         9,647
                                                                                             ----------
                                                                                                 26,526
                                                                                             ----------
           MISSISSIPPI (0.4%)
    1,000  Hospital Equipment and Facilities Auth.                  5.25       12/01/2031           982
    8,750  Warren County                                            4.80        8/01/2030         8,302
                                                                                             ----------
                                                                                                  9,284
                                                                                             ----------
           MISSOURI (1.8%)
   25,000  Cape Girardeau County IDA                                5.00        6/01/2036        22,619
    1,000  Cape Girardeau County IDA                                5.75        6/01/2039         1,048
    8,000  Cass County                                              5.63        5/01/2038         7,433
    2,000  Dev. Finance Board                                       5.00        6/01/2035         2,017
    7,500  Health and Educational Facilities Auth.                  5.50       11/15/2033         7,820
                                                                                             ----------
                                                                                                 40,937
                                                                                             ----------
           MONTANA (0.5%)
    6,500  Forsyth (INS)                                            4.65        8/01/2023         6,833
    5,000  Forsyth                                                  5.00        5/01/2033         5,264
                                                                                             ----------
                                                                                                 12,097
                                                                                             ----------
           NEBRASKA (0.1%)
    2,250  Douglas County Hospital Auth.                            6.13        8/15/2031         2,416
                                                                                             ----------
           NEVADA (1.9%)
    4,000  Clark County (INS)                                       5.00        7/01/2026         4,241
   11,000  Clark County                                             5.13        7/01/2034        11,350
    5,000  Clark County (INS)                                       5.25        7/01/2039         5,261
   12,410  Clark County EDC                                         5.00        5/15/2029        12,669
   10,420  Truckee Meadows Water Auth. (INS)                        4.88        7/01/2034        10,587
                                                                                             ----------
                                                                                                 44,108
                                                                                             ----------

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                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                             COUPON         FINAL           VALUE
(000)      SECURITY                                                 RATE        MATURITY          (000)
-------------------------------------------------------------------------------------------------------
           NEW JERSEY (2.0%)
  $ 3,000  Camden County Improvement Auth.                          5.75%       2/15/2034    $    2,924
    5,000  EDA                                                      5.50        6/15/2024         5,000
    6,000  EDA                                                      5.00        9/01/2024         6,533
    6,000  EDA                                                      5.75        6/15/2029         5,940
    2,150  EDA                                                      5.50        6/15/2031         2,031
   11,500  Health Care Facilities Financing Auth.                   5.00        7/01/2029        10,464
   57,630  Health Care Facilities Financing Auth.                   5.07(b)     7/01/2032        14,709
                                                                                             ----------
                                                                                                 47,601
                                                                                             ----------
           NEW MEXICO (1.5%)
  32,380   Farmington                                               4.88        4/01/2033        29,827
   5,000   Farmington                                               5.90        6/01/2040         4,908
                                                                                             ----------
                                                                                                 34,735
                                                                                             ----------
           NEW YORK (3.6%)
    2,040  Buffalo and Erie County Industrial Land Dev. Corp.       5.38       10/01/2041         2,150
   21,485  Dormitory Auth.                                          6.00        8/15/2016        24,140
    2,160  Dormitory Auth.                                          5.25        7/01/2024         2,271
    2,250  Dormitory Auth.                                          5.25        7/01/2029         2,265
   16,130  Liberty Dev. Corp.                                       5.25       10/01/2035        16,621
    2,000  Long Island Power Auth.                                  5.75        4/01/2039         2,237
        5  New York City                                            5.30       12/01/2018             5
    5,025  New York City                                            5.88        8/01/2019         5,225
    5,000  New York City                                            5.13       12/01/2028         5,438
       80  New York City (PRE)                                      5.88        8/01/2019            84
    1,500  New York City Municipal Water Finance Auth.              5.00        6/15/2037         1,593
    7,500  New York City Transitional Finance Auth.                 5.00        1/15/2034         7,911
   10,000  Triborough Bridge and Tunnel Auth.                       5.00       11/15/2031        10,662
    2,000  Troy Capital Resource Corp.                              5.00        9/01/2030         2,063
                                                                                             ----------
                                                                                                 82,665
                                                                                             ----------
           NORTH CAROLINA (1.2%)
   10,000  Capital Facilities Finance Agency                        4.63       11/01/2040        10,066
    3,750  Charlotte-Mecklenberg Hospital Auth.                     5.25        1/15/2034         3,903
    5,000  Columbus County Industrial Facilities & Pollution
             Control Financing Auth.                                6.25       11/01/2033         5,329
    5,250  State Medical Care Commission                            5.00        7/01/2033         5,038
    4,000  Wake County Industrial Facilities and Pollution
             Control Financing Auth.                                5.38        2/01/2017         4,099
                                                                                             ----------
                                                                                                 28,435
                                                                                             ----------
           NORTH DAKOTA (0.3%)
    4,685  Fargo                                                    6.25       11/01/2031         5,182
    2,500  McLean County                                            4.88        7/01/2026         2,596
                                                                                             ----------
                                                                                                  7,778
                                                                                             ----------

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26  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                             COUPON         FINAL           VALUE
(000)      SECURITY                                                 RATE        MATURITY          (000)
-------------------------------------------------------------------------------------------------------
           OHIO (1.8%)
  $ 6,000  Air Quality Dev. Auth.                                   5.70%       8/01/2020    $    6,579
   20,000  Buckeye Tobacco Settlement Financing Auth.               5.88        6/01/2030        15,066
   10,000  Buckeye Tobacco Settlement Financing Auth.               5.75        6/01/2034         7,207
    4,640  Higher Education Facility Commission (INS)               5.00        5/01/2036         3,984
    2,000  Lake County                                              5.63        8/15/2029         1,989
    6,325  Lorain County                                            5.25        2/01/2021         6,328
                                                                                             ----------
                                                                                                 41,153
                                                                                             ----------
           OKLAHOMA (2.4%)
   14,705  Chickasaw Nation(c)                                      6.00       12/01/2025        16,327
   13,125  Chickasaw Nation(c)                                      6.25       12/01/2032        14,463
    4,500  Municipal Power Auth. (INS)                              4.50        1/01/2047         4,534
    7,500  Norman Regional Hospital Auth. (INS)                     5.50        9/01/2023         7,062
    3,100  Norman Regional Hospital Auth.                           5.38        9/01/2029         2,701
    8,695  Norman Regional Hospital Auth.                           5.38        9/01/2036         7,127
    2,675  Tulsa Industrial Auth.                                   5.00       10/01/2037         2,735
                                                                                             ----------
                                                                                                 54,949
                                                                                             ----------
           OREGON (0.1%)
    1,815  Keizer                                                   5.20        6/01/2031         1,905
                                                                                             ----------
           PENNSYLVANIA (0.9%)
      750  Allegheny County Higher Education Building Auth.         5.50        3/01/2031           805
    1,080  Allegheny County IDA                                     5.13        9/01/2031           979
    4,000  Allegheny County Sanitary Auth. (INS)                    5.00        6/01/2040         4,249
    7,000  Economic Development Financing Auth.                     4.00       10/01/2023         6,980
    1,870  Erie Parking Auth. (INS)                                 5.13        9/01/2032         2,036
    2,295  Erie Parking Auth. (INS)                                 5.20        9/01/2035         2,488
    3,200  Washington County IDA                                    5.00       11/01/2036         3,296
                                                                                             ----------
                                                                                                 20,833
                                                                                             ----------
           RHODE ISLAND (1.2%)
    5,700  EDC (INS)                                                5.00        7/01/2031         5,701
   12,185  EDC (INS)                                                5.00        7/01/2036        11,921
      975  Housing and Mortgage Finance Corp.                       6.85       10/01/2024           977
    9,950  Housing and Mortgage Finance Corp.                       4.85        4/01/2033         9,994
                                                                                             ----------
                                                                                                 28,593
                                                                                             ----------
           SOUTH CAROLINA (2.2%)
    5,000  Georgetown County                                        5.70        4/01/2014         5,425
    2,250  Greenwood County                                         5.38       10/01/2039         2,304
    3,750  Jobs EDA (INS)                                           5.38        2/01/2026         3,750
   12,580  Jobs EDA (PRE)                                           6.00       11/15/2026        13,394
   12,420  Jobs EDA                                                 6.00       11/15/2026        12,504

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                             COUPON         FINAL           VALUE
(000)      SECURITY                                                 RATE        MATURITY          (000)
-------------------------------------------------------------------------------------------------------
  $10,000  Jobs EDA (INS)                                           4.60%       4/01/2027    $    9,133
    5,200  Tobacco Settlement Revenue Management Auth.              5.00        6/01/2018         5,207
                                                                                             ----------
                                                                                                 51,717
                                                                                             ----------
           SOUTH DAKOTA (0.3%)
    2,500  Health and Educational Facilities Auth.                  5.25       11/01/2027         2,553
    2,500  Health and Educational Facilities Auth.                  5.25       11/01/2029         2,637
    3,000  Health and Educational Facilities Auth.                  5.25        7/01/2038         3,062
                                                                                             ----------
                                                                                                  8,252
                                                                                             ----------
           TENNESSEE (1.7%)
    4,240  Jackson                                                  5.50        4/01/2033         4,417
    3,000  Johnson City Health and Educational Facilities Board     5.50        7/01/2031         3,028
    5,000  Johnson City Health and Educational Facilities Board     5.50        7/01/2036         4,976
    5,605  Shelby County (PRE)                                      6.38        9/01/2019         5,917
    9,395  Shelby County (PRE)                                      6.38        9/01/2019         9,917
   11,075  Sullivan County Health Educational & Housing
             Facilities Board                                       5.25        9/01/2036        10,311
                                                                                             ----------
                                                                                                 38,566
                                                                                             ----------
           TEXAS (20.1%)
   19,500  Bell County Health Facilities Dev. Corp. (ETM)           6.50        7/01/2019        24,706
    1,520  Bexar County                                             5.00        7/01/2033         1,430
    1,795  Bexar County                                             5.00        7/01/2037         1,650
    6,000  Central Texas Regional Mobility Auth.                    5.75        1/01/2031         6,077
    5,000  Cypress-Fairbanks ISD (NBGA)                             5.00        2/15/2035         5,335
   12,100  Denton ISD (NBGA)                                        5.16(b)     8/15/2028         5,350
   13,885  Denton ISD (NBGA)                                        5.18(b)     8/15/2029         5,787
   11,220  Denton ISD (NBGA)                                        5.20(b)     8/15/2030         4,419
   15,645  Denton ISD (NBGA)                                        5.22(b)     8/15/2031         5,812
    5,000  Duncanville ISD (NBGA)                                   4.63        2/15/2029         5,168
    2,240  Eagle Mountain-Saginaw ISD (NBGA)                        4.50        8/15/2033         2,279
    9,155  Ennis ISD (NBGA)                                         4.70(b)     8/15/2034         3,028
    9,155  Ennis ISD (NBGA)                                         4.71(b)     8/15/2035         2,875
    9,000  Fort Worth                                               6.00        3/01/2029         9,870
    8,085  Fort Worth                                               6.25        3/01/2033         8,854
    4,020  Guadalupe-Blanco River Auth. (INS)                       5.00        5/15/2039         4,122
    3,000  Harlandale ISD (NBGA)                                    4.75        8/15/2036         3,107
   20,100  Harris County (PRE)                                      4.75       10/01/2031        23,667
    4,900  Harris County                                            4.75       10/01/2031         5,123
    4,000  Harris County Education Facilities Finance Corp.         5.25       10/01/2029         4,293
    1,500  Harris County Health Facilities Dev. Corp.               7.25       12/01/2035         1,699
    7,000  Harris County IDC                                        5.00        2/01/2023         7,514
    2,660  Hopkins County Hospital District                         5.75        2/15/2028         2,575
    2,000  Hopkins County Hospital District                         6.00        2/15/2033         1,892

================================================================================

28  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                             COUPON         FINAL           VALUE
(000)      SECURITY                                                 RATE        MATURITY          (000)
-------------------------------------------------------------------------------------------------------
  $ 2,255  Hopkins County Hospital District                         6.00%       2/15/2038    $    2,100
   12,500  Houston Airport System                                   5.50        7/01/2034        13,442
   22,000  Houston ISD (NBGA)                                       5.00        2/15/2033        23,343
    5,000  Irving ISD (NBGA)                                        5.38(b)     2/15/2028         2,219
   22,000  Judson ISD (NBGA)                                        4.50        2/01/2035        22,454
    7,750  Kerrville Health Facilities Dev. Corp.                   5.38        8/15/2035         7,360
    3,000  Laredo CCD (INS)                                         5.25        8/01/2035         3,202
   12,700  Lower Colorado River Auth. (INS)                         5.00        5/15/2031        12,773
    5,300  Matagorda County                                         6.30       11/01/2029         5,778
    4,235  Mesquite Health Facilities Dev. Corp.                    5.63        2/15/2035         3,941
      855  Midlothian Dev. Auth.                                    5.13       11/15/2026           761
    7,900  Midlothian ISD (NBGA)(PRE)                               5.00        2/15/2034         8,042
    1,275  Midlothian ISD (NBGA)                                    5.00        2/15/2034         1,281
   11,500  North Central Health Facilities Dev. Corp. (INS)         5.25        8/15/2022        11,817
    3,000  North Texas Tollway Auth.                                5.63        1/01/2028         3,196
    5,000  North Texas Tollway Auth.                                5.63        1/01/2033         5,208
   15,000  North Texas Tollway Auth.                                5.63        1/01/2033        15,623
   15,000  North Texas Tollway Auth.                                5.75        1/01/2033        15,576
    3,000  North Texas Tollway Auth.                                7.55(b)     9/01/2037           592
   12,500  North Texas Tollway Auth.                                5.75        1/01/2040        13,130
    9,960  Port of Corpus Christi IDC                               5.45        4/01/2027         9,548
    5,490  Red River Education Finance Corp.                        4.38        3/15/2027         5,633
    1,000  San Leanna Education Facilities Corp.                    5.13        6/01/2026         1,022
    1,815  San Leanna Education Facilities Corp.                    5.13        6/01/2027         1,846
    6,025  San Leanna Education Facilities Corp.                    4.75        6/01/2032         5,644
    2,395  San Leanna Education Facilities Corp.                    5.13        6/01/2036         2,323
    7,205  Schertz - Cibolo - Universal City ISD (NBGA)             5.09(b)     2/01/2033         2,502
    6,200  Schertz - Cibolo - Universal City ISD (NBGA)             5.11(b)     2/01/2035         1,936
    1,100  Tarrant County Cultural Education Facilities
             Finance Corp.                                          6.00       11/15/2026         1,106
    6,315  Tarrant County Cultural Education Facilities
             Finance Corp.                                          5.63       11/15/2027         6,048
    4,000  Tarrant County Cultural Education Facilities
             Finance Corp.                                          6.00       11/15/2036         3,908
   13,000  Tarrant County Cultural Education Facilities
             Finance Corp.                                          5.13        5/15/2037        11,435
    4,000  Tarrant County Cultural Education Facilities
             Finance Corp.                                          5.75       11/15/2037         3,691
    5,000  Transportation Commission                                4.50        4/01/2033         5,119
    4,595  Tyler Health Facilities Dev. Corp. (PRE)                 5.75        7/01/2027         4,980
   22,000  Tyler Health Facilities Dev. Corp.                       5.25       11/01/2032        19,937
   10,000  Tyler Health Facilities Dev. Corp.                       5.00        7/01/2033         9,303
    8,585  Tyler Health Facilities Dev. Corp. (PRE)                 5.75        7/01/2033         9,305

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                             COUPON         FINAL           VALUE
(000)      SECURITY                                                 RATE        MATURITY          (000)
-------------------------------------------------------------------------------------------------------
  $ 2,500  Tyler Health Facilities Dev. Corp.                       5.00%       7/01/2037    $    2,270
    5,000  Tyler Health Facilities Dev. Corp.                       5.38       11/01/2037         4,458
    1,000  Uptown Dev. Auth.                                        5.50        9/01/2029         1,036
   22,220  Veterans' Land Board                                     6.25        8/01/2035        22,952
    3,000  Weatherford ISD (NBGA)                                   4.83(b)     2/15/2027         1,481
    2,500  Weatherford ISD (NBGA)                                   4.84(b)     2/15/2028         1,169
    3,105  Weatherford ISD (NBGA)                                   5.45        2/15/2030         3,213
    6,360  West Harris County Regional Water Auth. (INS)            4.70       12/15/2030         6,504
                                                                                             ----------
                                                                                                466,839
                                                                                             ----------
           VIRGINIA (2.0%)
   11,280  College Building Auth.                                   5.00        6/01/2026        11,321
    5,000  College Building Auth.                                   5.00        6/01/2029         4,846
      880  College Building Auth. (PRE)                             5.00        6/01/2036         1,046
    3,120  College Building Auth.                                   5.00        6/01/2036         2,930
    8,665  Farms of New Kent Community Dev. Auth.(f)                5.45        3/01/2036         4,968
    1,300  Lewistown Commerce Center Community Dev. Auth.,
             acquired 10/12/07; cost $1,300(c),(d),(f)              5.75        3/01/2019         1,090
   10,875  Lewistown Commerce Center Community Dev. Auth.,
             acquired 10/12/07; cost $10,875(c),(d),(f)             6.05        3/01/2027         8,228
    4,467  Peninsula Town Center Community Dev. Auth.               6.45        9/01/2037         4,493
    5,000  Small Business Financing Auth.                           5.25        9/01/2037         4,818
    2,917  Watkins Centre Community Dev. Auth.                      5.40        3/01/2020         2,944
                                                                                             ----------
                                                                                                 46,684
                                                                                             ----------
           WASHINGTON (1.6%)
    7,665  Health Care Facilities Auth. (INS)(PRE)                  5.25       10/01/2021         7,666
   13,030  Health Care Facilities Auth. (INS)                       4.75       12/01/2031        11,564
    2,500  Health Care Facilities Auth. (INS)                       6.00        8/15/2039         2,729
    5,000  Housing Finance Commission (INS)                         6.00        7/01/2029         5,001
    8,730  Snohomish County (INS)(PRE)                              5.13       12/01/2021         8,803
    1,100  Snohomish County (INS)(PRE)                              5.13       12/01/2021         1,109
                                                                                             ----------
                                                                                                 36,872
                                                                                             ----------
           WEST VIRGINIA (0.3%)
    2,000  EDA                                                      5.38       12/01/2038         2,060
    2,500  West Virginia Univ. Board of Governors (INS)             5.00       10/01/2027         2,665
    2,500  West Virginia Univ. Board of Governors (INS)             5.00       10/01/2028         2,671
                                                                                             ----------
                                                                                                  7,396
                                                                                             ----------
           WISCONSIN (0.8%)
      635  Health & Educational Facilities Auth.                    5.38       10/01/2021           642
    5,000  Health & Educational Facilities Auth.                    5.75       11/15/2030         5,415
   10,600  Health & Educational Facilities Auth.                    5.38        2/15/2034        10,531
    2,500  Health & Educational Facilities Auth.                    5.38        8/15/2037         2,595
                                                                                             ----------
                                                                                                 19,183
                                                                                             ----------

================================================================================

30  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                             COUPON         FINAL           VALUE
(000)      SECURITY                                                 RATE        MATURITY          (000)
-------------------------------------------------------------------------------------------------------
           WYOMING (0.5%)
  $ 2,360  Municipal Power Agency                                   5.50%       1/01/2033    $    2,522
    2,300  Municipal Power Agency                                   5.50        1/01/2038         2,450
    6,000  Sweetwater County                                        5.25        7/15/2026         6,531
                                                                                             ----------
                                                                                                 11,503
                                                                                             ----------
           Total Fixed-Rate Instruments (cost: $2,169,982)                                    2,148,818
                                                                                             ----------

           PUT BONDS (1.6%)

           ARIZONA (0.6%)
   12,500  Maricopa County                                          6.00        5/01/2029        13,774
                                                                                             ----------
           INDIANA (0.4%)
    9,000  Rockport                                                 6.25        6/01/2025        10,034
                                                                                             ----------
           LOUISIANA (0.5%)
   10,000  Public Facilities Auth.                                  7.00       12/01/2038        10,089
                                                                                             ----------
           VIRGINIA (0.1%)
    1,476  Farms of New Kent Community Dev. Auth.(f)                5.13        3/01/2036           847
    2,000  Farms of New Kent Community Dev. Auth.(f)                5.80        3/01/2036         1,146
                                                                                             ----------
                                                                                                  1,993
                                                                                             ----------
           Total Put Bonds (cost: $34,757)                                                       35,890
                                                                                             ----------

           VARIABLE-RATE DEMAND NOTES (4.4%)

           ALABAMA (0.1%)
    3,025  Mobile Medical Clinic Board (LOC - Regions Bank)         3.73        3/01/2022         3,025
                                                                                             ----------
           CALIFORNIA (2.3%)
    3,800  Sacramento County Sanitation Districts Financing Auth.
             (LIQ)(LOC - Dexia Credit Local)(c)                     2.39       12/01/2023         3,800
   25,420  State (LIQ)(LOC - Dexia Credit Local)(c)                 2.56        2/01/2025        25,420
   12,200  State (LIQ)(LOC - Dexia Credit Local)(c)                 2.65        8/01/2027        12,200
   12,900  Victorville Joint Powers Financing Auth.
             (LOC - BNP Paribas)                                    2.95        5/01/2040        12,900
                                                                                             ----------
                                                                                                 54,320
                                                                                             ----------
           ILLINOIS (0.8%)
   17,730  Illinois State (LIQ)                                     3.25       10/01/2033        17,730
                                                                                             ----------
           NEW JERSEY (0.2%)
    4,495  EDA (LIQ)(LOC - Dexia Credit Local)(c)                   2.56        9/01/2022         4,495
                                                                                             ----------
           NEW YORK (0.1%)
    2,600  Urban Dev. Corp. (LIQ)(LOC - Dexia Credit Local)(c)      2.36        3/15/2024         2,600
                                                                                             ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                             COUPON         FINAL           VALUE
(000)      SECURITY                                                 RATE        MATURITY          (000)
-------------------------------------------------------------------------------------------------------
           PUERTO RICO (0.9%)
  $20,440  Electric Power Auth. (LIQ)
             (LOC - Dexia Credit Local)(c)                          2.65%      7/01/2026     $   20,440
                                                                                             ----------
           Total Variable-Rate Demand Notes (cost: $102,610)                                    102,610
                                                                                             ----------

           TOTAL INVESTMENTS (COST: $2,307,349)                                              $2,287,318
                                                                                             ==========
-------------------------------------------------------------------------------------------------------
($ IN 000S)                                       VALUATION HIERARCHY
-------------------------------------------------------------------------------------------------------
                                          (LEVEL 1)            (LEVEL 2)       (LEVEL 3)
                                      QUOTED PRICES    OTHER SIGNIFICANT     SIGNIFICANT
                                  IN ACTIVE MARKETS           OBSERVABLE    UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS               INPUTS          INPUTS          TOTAL
-------------------------------------------------------------------------------------------------------
Fixed-Rate Instruments                           $-           $2,148,818              $-     $2,148,818
Put Bonds                                         -               35,890               -         35,890
Variable-Rate Demand Notes                        -              102,610               -        102,610
-------------------------------------------------------------------------------------------------------
TOTAL                                            $-           $2,287,318              $-     $2,287,318
-------------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

-------------------------------------------------------------------------------------------------------
                                                                                 FIXED-RATE INSTRUMENTS
-------------------------------------------------------------------------------------------------------
Balance as of March 31, 2011                                                                    $ 6,978
Purchases                                                                                             -
Sales                                                                                                 -
Transfers into Level 3                                                                                -
Transfers out of Level 3                                                                         (6,978)
Net realized gain                                                                                     -
Change in net unrealized appreciation/depreciation                                                    -
-------------------------------------------------------------------------------------------------------
BALANCE AS OF SEPTEMBER 30, 2011                                                                $     -
-------------------------------------------------------------------------------------------------------

For the period of April 1, 2011, through September 30, 2011, there were no significant transfers of securities between Level 1 and Level 2.

Fixed-rate instruments with a value of $9,205,000 were transferred from Level 3 to Level 2 as market quotations from the pricing service became available. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

32  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2011 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o  SPECIFIC NOTES

   (a) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

   (b) Zero-coupon security. Rate represents the effective yield at the date of purchase.

   (c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

   (d) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  33

================================================================================

       of these securities at September 30, 2011, was $43,980,000, which represented 1.9% of the Fund's net assets.

   (e) Currently the issuer is in default with respect to interest and/or principal payments.

   (f) Security was fair valued at September 30, 2011, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

See accompanying notes to financial statements.

================================================================================

34  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

September 30, 2011 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $2,307,349)          $2,287,318
   Cash                                                                             85
   Receivables:
      Capital shares sold                                                          396
      USAA Investment Management Company (Note 6C)                                   1
      Interest                                                                  31,940
      Securities sold                                                            9,333
                                                                            ----------
         Total assets                                                        2,329,073
                                                                            ----------
LIABILITIES
   Payables:
      Securities purchased                                                       2,980
      Capital shares redeemed                                                      487
      Dividends on capital shares                                                2,233
   Accrued management fees                                                         603
   Accrued transfer agent's fees                                                    19
   Other accrued expenses and payables                                             106
                                                                            ----------
         Total liabilities                                                       6,428
                                                                            ----------
            Net assets applicable to capital shares outstanding             $2,322,645
                                                                            ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                          $2,347,983
   Overdistribution of net investment income                                       (71)
   Accumulated net realized loss on investments                                 (5,236)
   Net unrealized depreciation of investments                                  (20,031)
                                                                            ----------
            Net assets applicable to capital shares outstanding             $2,322,645
                                                                            ==========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $2,317,365/177,308 shares
         outstanding)                                                       $    13.07
                                                                            ==========
      Adviser Shares (net assets of $5,280/404 shares outstanding)          $    13.07
                                                                            ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  35

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended September 30, 2011 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                  $ 59,594
                                                                    --------
EXPENSES
   Management fees                                                     3,152
   Administration and servicing fees:
      Fund Shares                                                      1,685
      Adviser Shares                                                       4
   Transfer agent's fees:
      Fund Shares                                                        450
   Distribution and service fees (Note 6E):
      Adviser Shares                                                       6
   Custody and accounting fees:
      Fund Shares                                                        124
   Postage:
      Fund Shares                                                         24
   Shareholder reporting fees:
      Fund Shares                                                         14
   Trustees' fees                                                          7
   Registration fees:
      Fund Shares                                                         28
      Adviser Shares                                                      26
   Professional fees                                                      64
   Other                                                                  25
                                                                    --------
      Total expenses                                                   5,609
   Expenses reimbursed:
      Adviser Shares                                                     (24)
                                                                    --------
         Net expenses                                                  5,585
                                                                    --------
NET INVESTMENT INCOME                                                 54,009
                                                                    --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized loss                                                  (8,149)
   Change in net unrealized appreciation/depreciation                168,961
                                                                    --------
         Net realized and unrealized gain                            160,812
                                                                    --------
   Increase in net assets resulting from operations                 $214,821
                                                                    ========

See accompanying notes to financial statements.

================================================================================

36  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended September 30, 2011 (unaudited), and year ended March 31, 2011

--------------------------------------------------------------------------------

                                                               9/30/2011      3/31/2011
---------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                      $   54,009     $  113,643
   Net realized gain (loss) on investments                        (8,149)         9,489
   Change in net unrealized appreciation/depreciation of
      investments                                                168,961       (126,795)
                                                              -------------------------
      Increase (decrease) in net assets resulting
         from operations                                         214,821         (3,663)
                                                              -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                (53,813)      (113,350)
      Adviser Shares*                                               (106)          (130)
                                                              -------------------------
         Total distributions of net investment income            (53,919)      (113,480)
                                                              -------------------------
   Net realized gains:
      Fund Shares                                                      -         (7,783)
      Adviser Shares*                                                  -            (16)
                                                              -------------------------
         Total distributions of net realized gains                     -         (7,799)
                                                              -------------------------
      Distributions to shareholders                              (53,919)      (121,279)
                                                              -------------------------
NET DECREASE IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                   (13,643)       (49,029)
   Adviser Shares*                                                   350          5,000
                                                              -------------------------
      Total net decrease in net assets from capital
         share transactions                                      (13,293)       (44,029)
                                                              -------------------------
   Net increase (decrease) in net assets                         147,609       (168,971)
NET ASSETS
   Beginning of period                                         2,175,036      2,344,007
                                                              -------------------------
   End of period                                              $2,322,645     $2,175,036
                                                              =========================
Overdistribution of net investment income:
   End of period                                              $      (71)    $     (161)
                                                              =========================

*Adviser Shares were initiated on August 1, 2010.

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  37

================================================================================

NOTES TO FINANCIAL STATEMENTS

September 30, 2011 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this semiannual report pertains only to the USAA Tax Exempt Long-Term Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax.

The Fund has two classes of shares: Tax Exempt Long-Term Fund Shares (Fund Shares) and Tax Exempt Long-Term Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

================================================================================

38  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

   2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

   3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

       factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include variable-rate demand notes which are valued at amortized cost. All other level 2 securities are valued based on methods discussed in Note 1A1.

   Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

================================================================================

40  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

F. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended September 30, 2011, custodian and other bank credits reduced the Fund's expenses by less than $500.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

   may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. Prior to September 24, 2011, the funds were assessed a proportionate share of CAPCO's operating expenses, and the maximum annual facility fee was 0.10% of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended September 30, 2011, the Fund paid CAPCO facility fees of $4,000, which represents 4.4% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2011.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2012, in accordance with applicable tax law.

================================================================================

42  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period, ended September 30, 2011, the Fund did not incur any income tax, interest, or penalties. As of September 30, 2011, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended March 31, 2011, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2011, were $59,387,000 and $178,827,000, respectively.

As of September 30, 2011, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of September 30, 2011, were $95,343,000 and $115,374,000, respectively, resulting in net unrealized depreciation of $20,031,000.

(5) CAPITAL SHARE TRANSACTIONS

At September 30, 2011, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

Capital share transactions for all classes were as follows, in thousands:

                                     SEPTEMBER 30, 2011          MARCH 31, 2011
----------------------------------------------------------------------------------
                                    SHARES       AMOUNT        SHARES      AMOUNT
                                    ----------------------------------------------
FUND SHARES:
Shares sold                           7,918     $ 100,304       21,293   $ 272,707
Shares issued from reinvested
   dividends                          3,175        40,330        7,137      90,932
Shares redeemed                     (12,210)     (154,277)     (32,704)   (412,668)
                                    ----------------------------------------------
Net decrease from
   capital share transactions        (1,117)    $ (13,643)      (4,274)  $ (49,029)
                                    ==============================================
ADVISER SHARES
   (INITIATED ON AUGUST 1, 2010):
Shares sold                              27     $     350          377   $   5,003
Shares issued from reinvested
   dividends                              -*            1            -           -
Shares redeemed                           -*           (1)           -          (3)
                                    ----------------------------------------------
Net increase from capital share
   transactions                          27     $     350          377   $   5,000
                                    ==============================================

* Amounts less than 500 shares.

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets for the fiscal year.

   The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper General Municipal Debt Funds Index over the performance period. The Lipper General Municipal Debt Index tracks the total return performance of the 30 largest funds in the Lipper General Municipal Debt Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Adviser Shares includes the

================================================================================

44  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

   performance of the Fund Shares for periods prior to August 1, 2010. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE             ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)               AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
-----------------------------------------------------------------------------
+/- 0.20% to 0.50%                 +/- 0.04%
+/- 0.51% to 1.00%                 +/- 0.05%
+/- 1.01% and greater              +/- 0.06%

   (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

   Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

   Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper General Municipal Debt Funds Index over that period, even if the class had overall negative returns during the performance period.

   For the six-month period ended September 30, 2011, the Fund incurred total management fees, paid or payable to the Manager, of $3,152,000, which included a performance adjustment for both the Fund Shares and Adviser Shares of less than $(500). For both the Fund Shares and Adviser Shares, the performance adjustments were less than (0.01)%.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets for

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

   both the Fund Shares and Adviser Shares. For the six-month period ended September 30, 2011, the Fund Shares and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $1,685,000 and $4,000, respectively.

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended September 30, 2011, the Fund reimbursed the Manager $33,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has agreed, through August 1, 2012, to limit the annual expenses of the Adviser Shares to 0.85% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through August 1, 2012, without approval of the Trust's Board of Trustees, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended September 30, 2011, the Adviser Shares incurred reimbursable expenses of $24,000, of which $1,000 was receivable from the Manager.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended September 30, 2011, the Fund Shares and Advisor Shares incurred transfer agent's fees, paid or payable to SAS, of $450,000 and less than $500, respectively.

================================================================================

46  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

E. DISTRIBUTION AND SERVICE (12b-1) fees -- The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to the Manager (the distributor) for distribution and shareholder services. The distributor pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares average daily net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended September 30, 2011, the Adviser Shares incurred distribution and service (12b-1) fees of $6,000.

F. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At September 30, 2011, USAA and its affiliates owned 377,000 shares, which represent 93.3% of the Adviser Shares and 0.2% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the six-month period ended September 30, 2011, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA funds at the then-current market price with no brokerage commissions incurred.

                                                    COST TO      NET REALIZED
      SELLER                   PURCHASER           PURCHASER    GAIN TO SELLER
-------------------------------------------------------------------------------
USAA Growth & Tax       USAA Tax Exempt
   Strategy Fund           Long-Term Bond Fund    $1,010,000        $44,000

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

(9) NEW ACCOUNTING PRONOUNCEMENTS

   FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board (FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

   Effective July 31, 2011, the Fund adopted guidance issued by FASB in January 2010, which requires entities to disclose information about purchases, sales, issuances, and settlements of Level 3 securities on a gross basis, rather than net. This adoption had no impact on the financial statements of the Fund, but changed the presentation of the Level 3 rollforward shown within the portfolio of investments.

================================================================================

48  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

(10) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH
                               PERIOD ENDED
                               SEPTEMBER 30,                           YEAR ENDED MARCH 31,
                              --------------------------------------------------------------------------------------
                                    2011            2011          2010             2009           2008          2007
                              --------------------------------------------------------------------------------------
Net asset value at
   beginning of period        $    12.16      $    12.83    $    11.59       $    12.97     $    13.91    $    13.94
                              --------------------------------------------------------------------------------------
Income (loss) from
   investment operations:
   Net investment income             .30             .62           .65              .66            .64           .62
   Net realized and
      unrealized gain (loss)         .91            (.63)         1.24            (1.35)          (.90)          .11
                              --------------------------------------------------------------------------------------
Total from investment
   operations                       1.21            (.01)         1.89             (.69)          (.26)          .73
                              --------------------------------------------------------------------------------------
Less distributions from:
   Net investment income            (.30)           (.62)         (.65)            (.66)          (.64)         (.62)
   Realized capital gains             --            (.04)          .00(a)          (.03)          (.04)         (.14)
                              --------------------------------------------------------------------------------------
Total distributions                 (.30)           (.66)         (.65)            (.69)          (.68)         (.76)
                              --------------------------------------------------------------------------------------
Net asset value at end
   of period                  $    13.07      $    12.16    $    12.83       $    11.59     $    12.97    $    13.91
                              ======================================================================================

Total return (%)*                  10.08            (.19)        16.59(b)         (5.34)         (1.98)         5.33
Net assets at end
   of period (000)            $2,317,365      $2,170,450    $2,344,007       $2,029,981     $2,303,256    $2,446,313
Ratios to average
   net assets:**
   Expenses (%)(c)                   .50(d)          .47           .45(b)           .44            .48           .55
   Net investment income (%)        4.80(d)         4.84          5.21             5.42           4.71          4.45
Portfolio turnover (%)                 3              15             8               13             32            36

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended September 30, 2011, average net assets were $2,247,777,000.
(a) Represents less than $0.01 per share.
(b) For the year ended March 31, 2010, SAS reimbursed the Fund Shares $102,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares' total return was less than 0.01%. The reimbursement decreased the Fund
    Shares' expense ratios by less than 0.01%. This decrease is excluded from the expense ratios above.
(c) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                    (.00%)(+)       (.00%)(+)     (.00%)(+)        (.00%)(+)      (.01%)        (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

(10) FINANCIAL HIGHLIGHTS (CONTINUED) -- ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                   SIX-MONTH
                                                                 PERIOD ENDED           PERIOD ENDED
                                                                 SEPTEMBER 30,            MARCH 31,
                                                                      2011                 2011***
                                                                 -----------------------------------
Net asset value at beginning of period                               $12.16                $13.02
                                                                     ----------------------------
Income (loss) from investment operations:
   Net investment income                                                .28                   .37
   Net realized and unrealized gain (loss)                              .91                  (.82)
                                                                     ----------------------------
Total from investment operations                                       1.19                  (.45)
                                                                     ----------------------------
Less distributions from:
   Net investment income                                               (.28)                 (.37)
   Realized capital gains                                                --                  (.04)
                                                                     ----------------------------
Total distributions                                                    (.28)                 (.41)
                                                                     ----------------------------
Net asset value at end of period                                     $13.07                $12.16
                                                                     ============================
Total return (%)*                                                      9.88                 (3.49)
Net assets at end of period (000)                                    $5,280                $4,586
Ratios to average net assets:**,(a)
   Expenses (%)(b)                                                      .85                   .85
   Expenses, excluding reimbursements (%)(b)                           1.83                  1.53
   Net investment income (%)                                           4.44                  4.47
Portfolio turnover (%)                                                    3                    15

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended September 30, 2011, average net assets were
    $4,824,000.
*** Adviser Shares were initiated on August 1, 2010.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.

================================================================================

50  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

EXPENSE EXAMPLE

September 30, 2011 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2011, through September 30, 2011.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you

================================================================================

                                                           EXPENSE EXAMPLE |  51

================================================================================

paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                        EXPENSES PAID
                                     BEGINNING          ENDING          DURING PERIOD*
                                   ACCOUNT VALUE     ACCOUNT VALUE      APRIL 1, 2011 -
                                   APRIL 1, 2011  SEPTEMBER 30, 2011  SEPTEMBER 30, 2011
                                   -----------------------------------------------------
FUND SHARES
Actual                               $1,000.00         $1,100.80             $2.63

Hypothetical
 (5% return before expenses)          1,000.00          1,022.50              2.53

ADVISER SHARES
Actual                                1,000.00          1,098.80              4.46

Hypothetical
 (5% return before expenses)          1,000.00          1,020.75              4.29

* Expenses are equal to the annualized expense ratio of 0.50% for Fund Shares and 0.85% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 10.08% for Fund Shares and 9.88% for Adviser Shares for the period of April 1, 2011, through September 30, 2011.

================================================================================

52  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

ADVISORY AGREEMENT

September 30, 2011 (unaudited)

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 26, 2011, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability.

================================================================================

                                                        ADVISORY AGREEMENT |  53

================================================================================

However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of its duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of

================================================================================

54  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with front-end loads or with no sales loads), asset size, and expense components (the "expense group") and
(ii) a larger group of investment companies that includes all no-load and front-end load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any performance adjustment -- was below the median of its expense group and its expense universe. The data indicated that the Fund's total expense ratio was the lowest of its expense group and below the median of its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services provided by the Manager. The Board

================================================================================

                                                        ADVISORY AGREEMENT |  55

================================================================================

also noted the level and method of computing the management fee, including any performance adjustment to such fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/ objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was lower than the average of its performance universe and its Lipper index for the one-year period ended December 31, 2010, and above the average of its performance universe and lower than its Lipper index for the three-and five-year periods ended December 31, 2010. The Board also noted that the Fund's percentile performance ranking was in the bottom 50% of its performance universe for the one-, three-, and five-year periods ended December 31, 2010. The Board took into account management's discussion of the Fund's performance, including any actions taken with respect to the Fund, as well as management's continued monitoring of the Fund's performance.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and

================================================================================

56  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of services received by the Fund from the Manager. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is being addressed; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of the services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

                                                        ADVISORY AGREEMENT |  57

================================================================================

TRUSTEES                               Christopher W. Claus
                                       Barbara B. Dreeben
                                       Robert L. Mason, Ph.D.
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
                                       Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                         USAA Investment Management Company
INVESTMENT ADVISER,                    P.O. Box 659453
UNDERWRITER, AND                       San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       P.O. Box 1713
                                       Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "My Accounts" on
SELF-SERVICE 24/7                      usaa.com select "Investments"
AT USAA.COM

OR CALL                                Under "Investmensts" View
(800) 531-USAA                         account balances, or click
        (8722)                         "I want to...," and select
                                       the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.


                   WE KNOW WHAT IT MEANS TO SERVE.(R)
   =============================================================================
   39596-1111                                (C)2011, USAA. All rights reserved.




ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.
ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.






















                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended September 30, 2011

By:*     /S/ CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    11/28/2011
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    11/28/2011
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    11/28/2011
         ------------------------------


*Print the name and title of each signing officer under his or her signature.